American Depositary Shares ("ADS") Plan - Additional Information (Details) - shares	1 Months Ended
	Apr. 30, 2019	Sep. 30, 2015	Dec. 31, 2020
September 2015
American Depositary Shares [Line Items]
Exercise of options and vesting of granted shares			1,083,955
April 2019
American Depositary Shares [Line Items]
Exercise of options and vesting of granted shares			4,000,000
2004 Plan and 2014 Plan | September 2015
American Depositary Shares [Line Items]
Ordinary shares issued		4,000,000
Exchanged received		800,000
2004 Plan and 2014 Plan | April 2019
American Depositary Shares [Line Items]
Ordinary shares issued	4,000,000
Exchanged received	800,000